Provision for legal and administrative proceedings (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Number	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Jun. 19, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 21,351,995	R$ 20,123,806
Provision amounts	1,410,299	1,112,156	R$ 960,881	R$ 886,947
TIMSA [Member]
IfrsStatementLineItems [Line Items]
Allocating acquisition price	73,819	73,819
Consumer Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	179,815	179,132
Civil Proceedings PROCON [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	258,578	168,987
Civil Action [Member]
IfrsStatementLineItems [Line Items]
Accrued amount	150,900	50,000
Civil Proceedings Former Trade Partners [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	45,770	27,740
Civil Proceedings Others [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	11,964	14,642
Civil Proceedings Social Environmental And Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	2,053	2,471
Labor And Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 212,929	R$ 214,450
Number of labour claims | Number	1,833	1,628
Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	R$ 4,513	R$ 4,303
Federal Taxes 1 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	R$ 44,917	42,171
Percentage of provision	11.00%
Federal Taxes 2 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	R$ 17,239	16,169
Federal Taxes 3 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	68,084	64,140
Federal Taxes 4 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	60,828	67,815
State Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	39,219	24,811
Revenue from rendering of telecommunication services	8,460	6,757
Claims and legal proccedings for goods receipts and shipments	47,178	17,471
Gratuitous loan	26,280	11,943
Credits related to tax replacement operations	11,260	10,392
Restated amounts	15,167	16,220
Subscription fees	35,176
Provision on charge of special credit amounts	34,820
Regulatory Processes [Member]
IfrsStatementLineItems [Line Items]
Cancellation of telecommunications	32,981	31,340
Social Security [Member]
IfrsStatementLineItems [Line Items]
Payment of social security contributions	113,315	80,456
Tax adjustment amount	13,095,822	13,014,078
Labor Contingent Liability 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 287,512	R$ 280,486
Number of labour claims | Number	3,102	3,384
Federal Taxes Tim [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 3,139,640	R$ 3,275,840
Federal Taxes Tim 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,711,566	1,579,257
Federal Taxes Tim 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	255,912	265,163
Federal Taxes Tim 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	77,697	73,307
Federal Taxes Tim 4 [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	318,365	292,662
Federal Taxes Tim 5 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	316,675	437,419
State Taxes Tim [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	10,438,811	9,640,939
State Taxes Tim 1 [Member]
IfrsStatementLineItems [Line Items]
Discount offered	1,338,672	1,236,502
State Taxes Tim 2 [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	435,326	394,834
State Taxes Tim 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	782,497	694,479
State Taxes Tim 4 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	4,304,655	3,835,583
State Taxes Tim 5 [Member]
IfrsStatementLineItems [Line Items]
Acquisition of electricity	134,165	154,673
State Taxes Tim 6 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	996,002	900,731
State Taxes Tim 7 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	726,364	625,202
State Taxes Tim 8 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	148,465	136,243
State Taxes Tim 9 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	339,088	330,805
Municipal Taxes Tim [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,712,988	1,587,910
Municipal Taxes Tim 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,431,623	1,281,547
Municipal Taxes Tim 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	93,172	86,520
Municipal Taxes Tim 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	143,150	149,764
Regulatory Taxes TIM [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	3,945,550	3,666,656
Regulatory Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 201,683	R$ 172,645
Civil Contingent Liability [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Nominal amount					R$ 639,000
Description of additional commitment	additional commitment to bring mobile broadband, through the 4G network, to 350 municipalities with less than 30 thousand inhabitants thus reaching more than 3.4 million people.
Description of infrastruce implemented	The new infrastructure was implemented in less than three years – more than 99% of the municipalities were served in the first two years and with the Company guaranteeing the sharing regime with the other operators. The service for 350 municipalities was certified by ANATEL in June 2023.